WARRANTS AND STOCK OPTIONS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2019 CAD ($) year Share	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Warrants And Stock Options [Line Items]
Number of stock options | Share	6,150,001	5,200,001	4,283,335
Weighted average exercise price	$ 0.96	$ 0.98	$ 0.76
Average remaining contractual life (years) | year	2.96
Range 1 [Member]
Warrants And Stock Options [Line Items]
Number of stock options | Share	716,667
Weighted average exercise price	$ 0.52
Average remaining contractual life (years) | year	0.55
Range 1 [Member] | Bottom of range [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 0.50
Range 1 [Member] | Top of range [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	0.67
Range 2 [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 0.75
Number of stock options | Share	400,000
Weighted average exercise price	$ 0.75
Average remaining contractual life (years) | year	4.31
Range 3 [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 0.90
Number of stock options | Share	1,675,000
Weighted average exercise price	$ 0.90
Average remaining contractual life (years) | year	4.47
Range 4 [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 0.96
Number of stock options | Share	1,333,334
Weighted average exercise price	$ 0.96
Average remaining contractual life (years) | year	1.70
Range 5 [Member]
Warrants And Stock Options [Line Items]
Exercise price of outstanding share options	$ 1.20
Number of stock options | Share	2,025,000
Weighted average exercise price	$ 1.20
Average remaining contractual life (years) | year	3.14